Severance and Retention - Summary of Severance and Retention Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost And Reserve [Line Items]
Severance and retention expense	$ 2,503	$ 1,403
Cost of Revenues [Member]
Restructuring Cost And Reserve [Line Items]
Severance and retention expense	950	301
General and Administrative [Member]
Restructuring Cost And Reserve [Line Items]
Severance and retention expense	469	567
Sales and Marketing [Member]
Restructuring Cost And Reserve [Line Items]
Severance and retention expense	1,076	516
Research and Development [Member]
Restructuring Cost And Reserve [Line Items]
Severance and retention expense	$ 8	$ 19